UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2001
                                                 --------------

Check here if Amendment [   ];            Amendment Number: ___
This Amendment (Check only one.):              [   ] is a restatement.
                                               [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Morton H. Sachs & Company, DBA The Sachs Company
Address:   1346 South Third Street
           Louisville, Kentucky  40208
           ----------------------------------

Form 13F File Number:    28-1718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      A. Nicholas Sachs
Title:     President
Phone:     (502) 636-5282

Signature, Place, and Date of Signing:

\S\                      Louisville, Kentucky        May 1, 2001
---                      --------------------        -----------
[Signature]              [City, State]                 [Date]

Report Type          (Check only one.):
-----  ----          ------------------

[ X ]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

           Form 13F File Number         Name

           28- _________________   ________________-  [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:             None
                                            ----------------
Form 13F Information Table Entry Total:         98
                                            ----------------
Form 13F Information Table Value Total:      $ 101,987
                                           -----------------
                                            (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

           No.       Form 13F File Number           Name
           ---       --------------------           ----

                      28-1718
          -----     ---------------------         -----------

           [Repeat as necessary.]


                                THE SACHS COMPANY
                                    FORM 13F

                                                                     INVESTMENT DESCRETION                      VOTING AUTHORITY
                            CUSIP         MARKET                  --------------------------             ---------------------------
            NAME OF ISSUER  NUMBER        VALUE       SHARES     (A)SOLE  (B)SHARE (C)OTHER    MANAGER  (A)SOLE  (B)SHARED  (C)OTHER
            --------------  ------        ------      -------    -------- --------- --------   -------  -------  ---------  --------

ABBOTT LABORATORIES         002824100    $740,883     15,700     X                                                           15,700
ABIOMED INC                 003654100     726,075     46,100     X                                                           46,100
AEGON NV                    007924103     669,040     22,881     X                                                           22,881
AIR PRODUCTS & CHEMIC       009158106     278,323      7,248     X                                                            7,248
AMERICAN EXPRESS CO         025816109   1,515,710     36,700     X                                                           36,700
ANALOG DEVICES INC          032654105     543,600     15,000     X                                                           15,000
AREA BANCSHARES CORP        039872106     309,357     19,410     X                                                           19,410
BP AMOCO LP ADR             055622104     660,492     13,311     X                                                           13,311
BANK OF AMERICA             060505104     271,012      4,950     X                                                            4,950
BANK ONE CORP               06423A103   1,601,146     44,255     X                                                           44,255
BARCLAYS BK PLC ADR E       06738C836     710,515     27,550     X                                                           27,550
BARNES & NOBLE INC          067774109     554,480     23,200     X                                                           23,200
BELLSOUTH CORP              079860102     640,562     15,654     X                                                           15,654
BRISTOL MYERS SQUIBB        110122108     896,940     15,100     X                                                           15,100
CALIFORNIA WTR SVC GR       130788102     228,800      8,000     X                                                            8,000
CAPITAL ONE FINANCIAL       14040H105   1,314,518     23,685     X                                                           23,685
CHEVRON CORP                166751107     392,378      4,469     X                                                            4,469
CHIEF CONSOLIDATED MI       168628105      39,250     15,700     X                                                           15,700
CHIRON CORP COM             170040109     241,312      5,500     X                                                            5,500
CHURCHILL DOWNS INC         171484108     590,654     19,334     X                                                           19,334
CINERGY CORP                172474108     447,892     13,350     X                                                           13,350
CITIGROUP INC               172967101     762,141     16,944     X                                                           16,944
COMPASS BANCSHARES IN       20449H109   2,148,188    100,500     X                                                          100,500
DPL INC                     233293109     258,520      9,200     X                                                            9,200
DISNEY, WALT CO             254687106     343,200     12,000     X                                                           12,000
EARTHLINK COM               270321102   1,067,000     88,000     X                                                           88,000
ECHOSTAR COMMUN CORP        278762109     276,875     10,000     X                                                           10,000
EXXON MOBIL CORPORATI       30231G102   2,635,740     32,540     X                                                           32,540
FELCOR LODGING TR INC       31430F101   2,398,275    104,500     X                                                          104,500
FIFTH THIRD BANCORP         316773100     370,860      6,940     X                                                            6,940
FIRST TENN NATL CORP        337162101   1,307,070     42,300     X                                                           42,300
FIRST UNION CORP            337358105     669,867     20,299     X                                                           20,299
FOREST LABORATORIES I       345838106     710,880     12,000     X                                                           12,000
FORTUNE BRANDS INC          349631101     294,670      8,566     X                                                            8,566
General Electric Co.        369604103   1,329,934     31,771     X                                                           31,771
GENERAL MOTORS CORP         370442105     432,947      8,350     X                                                            8,350
GM HUGHES ELECTRONIC        370442832     429,000     22,000     X                                                           22,000
GOLDEN ST VINTNERS IN       38121K208   1,845,663    238,150     X                                                          238,150
GREY GLOBAL GROUP INC       39787M108   2,721,600      4,200     X                                                            4,200
HEALTH NET INC              42222G108   2,906,010    141,000     X                                                          141,000
HILTON HOTELS CORP CO       432848109   2,907,713    278,250     X                                                          278,250
HSBC BANK PLC               44328M609     680,604     25,800     X                                                           25,800
ISTAR FINL INC COM          45031U101     322,980     14,000     X                                                           14,000
IMMUCOR INC                 452526106      42,000     12,000     X                                                           12,000
INTERNATIONAL BUSINES       459200101     807,912      8,400     X                                                            8,400
JDN RLTY CORP COM           465917102     147,030     13,000     X                                                           13,000
J.P. MORGAN CHASE & C       46625H100     366,384      8,160     X                                                            8,160
KAMAN CORP CL A             483548103     163,750     10,000     X                                                           10,000
KERR MCGEE CORP CVT 7.5     492386AL1     777,000    777,000     X                                                          777,000
KROGER CO                   501044101     780,096     30,248     X                                                           30,248
LEGG MASON INC              524901105     252,600      6,000     X                                                            6,000
LIBERTY FINL COS INC        530512102     270,400      6,500     X                                                            6,500
MARRIOTT INTERNATIONA       571903202     230,608      5,600     X                                                            5,600
MCKESSON HBOC INC           58155Q103     588,500     22,000     X                                                           22,000
MERCK & CO INC              589331107     298,894      3,938     X                                                            3,938
MIDLAND CO                  597486109     285,750      9,000     X                                                            9,000
NATIONAL CITY CORP          635405103   2,144,173     80,156     X                                                           80,156
NATIONWIDE HEALTH PPT       638620104   2,383,332    142,800     X                                                          142,800
NORTH FORK BANCORP IN       659424105   2,389,736     92,090     X                                                           92,090
NOVARTIS AG SPONSORE        66987V109   3,065,774     77,950     X                                                           77,950
OHIO CASUALTY CORP          677240103   2,277,193    242,100     X                                                          242,100
OXFORD HEALTH PLANS I       691471106     535,000     20,000     X                                                           20,000
PNC FINANCIAL CORP          693475105   2,557,224     37,745     X                                                           37,745
PACIFIC NORTHWEST BAN       69466M103     655,844     33,850     X                                                           33,850
PACIFICARE HLTH SYS I       695112102   7,318,225    294,200     X                                                          294,200
PFIZER INC                  717081103   2,534,191     61,885     X                                                           61,885
PHILADELPHIA SUBURBAN       718009608     250,914     10,650     X                                                           10,650
PHILIP MORRIS COS INC       718154107     752,082     15,850     X                                                           15,850
PHILLIPS PETROLEUM CO       718507106     341,310      6,200     X                                                            6,200
PROCTER & GAMBLE COMP       742718109   1,493,573     23,859     X                                                           23,859
PROVIDENT FINANCIAL G       743866105     213,047      7,575     X                                                            7,575
PROVIDIAN FINANCIAL C       74406A102     553,971     11,294     X                                                           11,294
PULASKI FINANCIAL COR       745548107     231,000     22,000     X                                                           22,000
QUALCOMM INC                747525103   3,251,408     57,420     X                                                           57,420
RFS HOTEL INVESTORS I       74955J108   2,235,712    154,400     X                                                          154,400
REGIS CORP                  758932107   2,497,219    170,750     X                                                          170,750
ROYAL BK SCOTLAND GRO       780097887     371,250     15,000     X                                                           15,000
SARA LEE CORP               803111103   1,834,300     85,000     X                                                           85,000
SENIOR HSG PPTYS TR S       81721M109   2,181,309    193,550     X                                                          193,550
SOUTHERN CO                 842587107     301,774      8,600     X                                                            8,600
SOUTHWEST GAS CORP          844895102     202,245      9,700     X                                                            9,700
SPRINT CORP COM             852061100     879,600     40,000     X                                                           40,000
SUNRISE ASSISTED LIVI       86768K106   1,525,820     77,500     X                                                           77,500
SUNTRUST BANKS INC          867914103     226,800      3,500     X                                                            3,500
SYSCO CORP                  871829107     678,656     25,600     X                                                           25,600
TBC CORP                    872180104      60,625     10,000     X                                                           10,000
T-NETIX INC                 872597109     191,491     57,800     X                                                           57,800
TELEFONICA S A              879382208     248,601      5,190     X                                                            5,190
TRICO BANCSHARES            896095106   1,490,125     91,000     X                                                           91,000
TRICON GLOBAL RESTAUR       895953107     477,375     12,500     X                                                           12,500
U S BANCORP                 902973304   1,122,323     48,376     X                                                           48,376
UNION PLANTERS CORP         908068109   1,678,164     43,600     X                                                           43,600
UNISYS CORP                 909214108     157,360     11,240     X                                                           11,240
USBANCORP INC PA COM        917292104     397,894     87,200     X                                                           87,200
WAL-MART STORES INC         931142103     217,150      4,300     X                                                            4,300
WAVE SYSTEMS CORP           943526103     142,822     31,300     X                                                           31,300
WEBSTER FINANCIAL COR       947890109   4,402,813    150,200     X                                                          150,200
WELLS FARGO & CO            949746101     314,135      6,350     X                                                            6,350
                                     ------------------------                                                            -----------

TOTAL                                $101,987,160  5,116,533                                                              5,116,533
                                     ========================                                                            ===========
